UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number   811-21944
                                                   -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: December 31, 2010
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.





FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) -- 99.2%
            BELGIUM -- 3.2%
     9,096  Belgacom S.A.                        $    305,396
                                                 ------------

            BERMUDA -- 4.5%
    74,941  Catlin Group Ltd.                         432,307
                                                 ------------

            FRANCE -- 8.7%
    15,536  France Telecom S.A.                       323,766
     6,231  Lagardere S.C.A.                          256,708
     9,891  SCOR SE                                   251,131
                                                 ------------
                                                      831,605
                                                 ------------

            GERMANY -- 10.8%
     3,103  BASF SE                                   247,550
    27,748  Deutsche Telekom AG                       358,006
     1,441  Muenchener Rueckversicherungs-
               Gesellschaft AG                        218,462
     3,322  RWE AG                                    213,038
                                                 ------------
                                                    1,037,056
                                                 ------------

            IRELAND -- 1.6%
     7,530  CRH PLC                                   155,967
                                                 ------------

            ITALY -- 6.8%
    77,581  Enel S.p.A                                387,734
    52,820  Snam Rete Gas S.p.A                       262,572
                                                 ------------
                                                      650,306
                                                 ------------

            NETHERLANDS -- 9.0%
    18,752  Koninklijke (Royal) KPN N.V.              273,639
     7,113  Koninklijke Boskalis Westminster
               N.V.                                   339,334
    11,074  Wolters Kluwer N.V.                       242,692
                                                 ------------
                                                      855,665
                                                 ------------

            NORWAY -- 2.2%
     8,975  StatoilHydro ASA                          213,183
                                                 ------------

            SPAIN -- 5.1%
    64,198  Banco de Sabadell S.A.                    253,075
    22,283  Banco Santander S.A.                      236,072
                                                 ------------
                                                      489,147
                                                 ------------

            SWEDEN -- 2.3%
     5,862  Ratos AB                                  217,026
                                                 ------------

            SWITZERLAND -- 7.8%
     2,212  Baloise Holding AG                        215,286
       611  Swisscom AG                               268,644
     1,002  Zurich Financial Services AG              259,555
                                                 ------------
                                                      743,485
                                                 ------------

            UNITED KINGDOM -- 37.2%
    49,291  Amlin PLC                                 314,236
     7,344  AstraZeneca PLC                           334,568
    67,491  Carillion PLC                             404,483
    16,525  GlaxoSmithKline PLC                       319,473
   201,755  Man Group PLC                             931,080
    31,898  Provident Financial PLC                   434,656



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
   209,687  RSA Insurance Group PLC              $    409,305
    44,842  United Utilities PLC                      413,883
                                                 ------------
                                                    3,561,684
                                                 ------------
            TOTAL COMMON STOCKS -- 99.2%            9,492,827
             (Cost $9,350,920)

            MONEY MARKET FUND -- 0.1%
     6,284  Morgan Stanley Institutional
             Treasury Money Market Fund -
              0.02% (c)                                 6,284
              (Cost $6,284)                      ------------


            TOTAL INVESTMENTS -- 99.3%              9,499,111
             (Cost $9,357,204) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.7%                       67,607
                                                 ------------
            NET ASSETS -- 100.0%                 $  9,566,718
                                                 ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)   Represents annualized 7-day yield at December 31, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $634,888 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $492,981.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2         LEVEL 3
---------------------------------------------------------------

Common Stocks*         $9,492,827      $   --          $  --
Money Market Fund           6,284          --             --
                    ------------------------------------------
TOTAL INVESTMENTS      $9,499,111      $   --          $  --
                    ==========================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



                                            % OF
INDUSTRY                                 NET ASSETS
------------------------------------------------------

Insurance                                   22.0%
Diversified Telecommunication
     Services                               16.0
Capital Markets                             12.0
Construction & Engineering                   7.8
Pharmaceuticals                              6.8
Multi-Utilities                              6.6
Media                                        5.2
Commercial Banks                             5.1
Consumer Finance                             4.5
Electric Utilities                           4.1
Gas Utilities                                2.7
Chemicals                                    2.6
Oil, Gas & Consumable Fuels                  2.2
Construction Materials                       1.6
Money Market Fund                            0.1
------------------------------------------------------
TOTAL INVESTMENTS                           99.3
NET OTHER ASSETS AND LIABILITIES             0.7
                                          -------
TOTAL                                      100.0%
                                          =======




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)




SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) -- 99.7%
            AUSTRALIA -- 8.6%
    31,746  Bunnings Warehouse Property Trust    $     56,822
   157,247  CFS Retail Property Trust                 283,064
   174,052  Commonwealth Property Office Fund         147,757
   359,724  Dexus Property Group                      292,500
    65,456  FKP Property Group                         57,241
   473,516  Goodman Group                             314,802
   137,936  GPT Group                                 414,777
   196,196  GPT Group, In Specie (c) (d) (e)                0
   192,704  ING Industrial Fund                       103,476
   202,874  ING Office Fund                           115,162
    22,734  Macquarie CountryWide Trust                68,362
    36,673  Macquarie Office Trust                    106,901
   253,925  Mirvac Group                              318,150
   177,150  Stockland                                 652,279
   171,556  Westfield Group                         1,680,975
   171,556  Westfield Retail Trust (d)                450,951
                                                 ------------
                                                    5,063,219
                                                 ------------
            AUSTRIA -- 0.3%
     6,401  CA Immobilien Anlagen AG (d)              101,875
     6,028  Conwert Immobilien Invest AG               86,634
                                                 ------------
                                                      188,509
                                                 ------------
            BELGIUM -- 0.5%
     1,249  Befimmo S.C.A                             102,313
       991  Cofinimmo S.A.                            128,998
       516  Intervest Offices N.V.                     16,197
       118  Leasinvest Real Estate S.C.A                9,991
       700  Warehouses de Pauw S.C.A                   34,283
       159  Wereldhave Belgium S.C.A                   14,555
                                                 ------------
                                                      306,337
                                                 ------------
            BERMUDA -- 2.3%
   125,922  Hongkong Land Holdings Ltd.               909,157
    51,397  Hopson Development Holdings Ltd.
               (d)                                     55,280
    53,318  Kerry Properties Ltd.                     277,812
     7,500  Orient-Express Hotels Ltd., Class
               A (d)                                   97,425
                                                 ------------
                                                    1,339,674
                                                 ------------
            CANADA -- 4.3%
     3,122  Allied Properties Real Estate
               Investment Trust                        67,633
     5,568  Artis Real Estate Investment Trust         73,975
     3,605  Boardwalk Real Estate Investment
               Trust                                  149,559
    27,909  Brookfield Properties Corp.               492,892
     7,256  Calloway Real Estate Investment
               Trust                                  170,545
     5,093  Canadian Apartment Properties Real
               Estate Investment Trust                 87,795



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            CANADA (CONTINUED)
     4,918  Canadian Real Estate Investment
               Trust                             $    153,579
    10,609  Chartwell Seniors Housing Real
               Estate Investment Trust                 87,279
     4,584  Cominar Real Estate Investment
               Trust                                   96,032
     2,582  Crombie Real Estate Investment
               Trust                                   33,109
     3,119  Dundee Real Estate Investment
               Trust                                   94,734
     5,882  Extendicare Real Estate Investment
               Trust                                   54,306
     4,762  First Capital Realty, Inc.                 72,366
    10,691  H&R Real Estate Investment Trust          208,917
     6,615  InnVest Real Estate Investment
               Trust                                   44,907
     3,324  Killam Properties, Inc.                    34,935
     3,168  Morguard Real Estate Investment
               Trust                                   46,868
     1,874  Northern Property Real Estate
               Investment Trust                        54,507
     5,076  Primaris Retail Real Estate
               Investment Trust                        99,754
    18,670  RioCan Real Estate Investment
               Trust                                  413,095
                                                 ------------
                                                    2,536,787
                                                 ------------
            CAYMAN ISLANDS -- 1.7%
   102,869  Agile Property Holdings Ltd.              151,402
   159,645  China Resources Land Ltd.                 291,653
   248,645  Country Garden Holdings Co., Ltd.          95,328
    85,960  KWG Property Holding Ltd.                  65,470
   127,592  New World China Land Ltd.                  47,932
   104,993  Shimao Property Holdings Ltd.             158,581
   193,958  Shui On Land Ltd.                          93,326
   154,233  Soho China Ltd.                           114,690
                                                 ------------
                                                    1,018,382
                                                 ------------
            FINLAND -- 0.3%
    13,635  Citycon Oyj                                56,119
    20,592  Sponda Oyj                                106,767
     4,713  Technopolis PLC                            25,696
                                                 ------------
                                                      188,582
                                                 ------------
            FRANCE -- 4.0%
       266  Affine Group                                6,078
     1,806  Fonciere des Regions Group                174,728
     1,359  Gecina S.A.                               149,479
     1,523  Icade                                     155,388
     7,048  Klepierre LLC                             254,247
     3,419  Mercialys                                 128,384
       409  Societe de la Tour Eiffel                  31,684
       966  Societe Immobiliere de Location
               pour l'Industrie et le Commerce        119,625


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            FRANCE (CONTINUED)
     6,788  Unibail-Rodamco S.A.                 $  1,342,488
                                                 ------------
                                                    2,362,101
                                                 ------------
            GERMANY -- 0.6%
     2,289  Alstria Office AG                          32,117
     2,275  Colonia Real Estate AG (d)                 16,949
     3,838  Deutsche Euroshop AG                      148,631
     6,084  Deutsche Wohnen AG (d)                     85,366
     2,103  DIC Asset AG                               23,438
     1,938  Patrizia Immobilien AG (d)                  9,945
     4,354  TAG Immobilien AG (d)                      36,998
                                                 ------------
                                                      353,444
                                                 ------------
            GREECE -- 0.0%
     1,360  Eurobank Properties Real Estate
               Investment Co.                          10,813
       977  Lamda Development S.A. (d)                  5,105
                                                 ------------
                                                       15,918
                                                 ------------
            GUERNSEY -- 0.3%
    37,942  FCPT Ltd.                                  62,468
    25,600  ING UK Real Estate Income Trust
               Ltd.                                    21,353
    26,458  Invista Foundation Property Trust
               Ltd.                                    16,088
     6,160  IRP Property Investments Ltd.               7,923
     4,218  ISIS Property Trust Ltd.                    6,955
     8,504  Standard Life Investment Property
               Income Trust PLC                         8,585
    26,702  UK Commercial Property Trust Ltd.          34,241
                                                 ------------
                                                      157,613
                                                 ------------
            HONG KONG -- 11.4%
   182,979  Champion Real Estate Investment
               Trust                                  108,053
   303,927  China Overseas Land & Investment
               Ltd.                                   562,277
   166,229  Hang Lung Properties Ltd.                 777,381
    80,879  Henderson Land Development Co.,
               Ltd.                                   551,486
    58,217  Hysan Development Co., Ltd.               274,128
   164,761  Link (The) REIT                           511,911
   217,316  New World Development Co., Ltd.           408,194
   197,062  Shenzhen Investment Ltd.                   68,706
   182,269  Sino Land Co., Ltd.                       340,957
   142,844  Sun Hung Kai Properties Ltd.            2,372,525
   101,968  Wharf (The) Holdings Ltd.                 784,490
                                                 ------------
                                                    6,760,108
                                                 ------------
            ISRAEL -- 0.1%
     2,566  Azrieli Group (d)                          72,312
                                                 ------------

            ITALY -- 0.1%
    71,206  Beni Stabili S.p.A                         60,232



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            ITALY (CONTINUED)
     8,869  Immobiliare Grande Distribuzione     $     17,268
                                                 ------------
                                                       77,500
                                                 ------------

            JAPAN -- 10.4%
     6,716  AEON Mall Co., Ltd.                       180,329
        53  Japan Prime Realty Investment Corp.       163,197
        36  Japan Real Estate Investment Corp.        373,346

       114  Japan Retail Fund Investment Corp.        218,621
        16  Kenedix Realty Investment Corp.,
               Class A                                 75,182
    76,930  Mitsubishi Estate Co., Ltd.             1,426,981
    66,081  Mitsui Fudosan Co., Ltd.                1,317,713
         6  MORI TRUST Sogo Reit, Inc.                 58,751
        40  Nippon Building Fund, Inc.                410,395
     5,700  Nomura Real Estate Holdings, Inc.         103,834
        23  Nomura Real Estate Office Fund,
               Inc.                                   166,006
        98  NTT Urban Development Corp.                96,564

        20  ORIX JREIT, Inc., Class A                 130,065
         9  Premier Investment Co. 45,449

    35,744  Sumitomo Realty & Development Co.,
               Ltd.                                   853,647
    24,375  Tokyo Tatemono Co., Ltd.                  112,883
    30,297  Tokyu Land Corp.                          152,250
         9  TOKYU REIT, Inc.                           64,959

        11  Top REIT, Inc., Class A                    73,975
        90  United Urban Investment Corp.,
               Class A                                115,063
                                                  -----------
                                                    6,139,210
                                                  -----------
            LUXEMBOURG -- 0.2%
     6,691  Gagfah S.A.                                60,023
    10,519  ProLogis European Properties (d)           67,612
                                                  -----------
                                                      127,635
                                                  -----------

            NETHERLANDS -- 1.6%
     6,765  Corio N.V.                                434,062
     2,996  Eurocommercial Properties N.V.            137,903
     3,219  Nieuwe Steen Investments Funds
               N.V.                                    64,438
     1,407  VastNed Offices/Industrial N.V.            23,596
     1,374  Vastned Retail N.V.                        95,440
     1,583  Wereldhave N.V.                           154,550
                                                  -----------
                                                      909,989
                                                  -----------

            NEW ZEALAND -- 0.1%
    72,299  Kiwi Income Property Trust                 56,335
                                                  -----------

            NORWAY -- 0.1%
    37,064  Norwegian Property ASA (d)                 65,743
                                                  -----------

            SINGAPORE -- 5.1%
    59,000  Allgreen Properties Ltd.                   54,249
   138,400  Ascendas Real Estate Investment
               Trust                                  223,235


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            SINGAPORE (CONTINUED)
   157,890  CapitaCommercial Trust                $ 184,544
   235,530  Capitaland Ltd.                         680,887
   175,883  CapitaMall Trust                        267,247
   115,000  CapitaMalls Asia Ltd.                   173,842
    54,000  CDL Hospitality Trusts                   87,521
    50,000  City Developments Ltd.                  489,344
   134,000  Global Logistic Properties Ltd. (d)     225,535
    54,521  Keppel Land Ltd.                        203,920
   135,453  Mapletree Logistics Trust               101,852
    11,000  Singapore Land Ltd.                      63,599
   137,197  Suntec Real Estate Investment Trust     160,358
    44,087  Wing Tai Holdings Ltd.                   58,057
    42,000  Yanlord Land Group Ltd.                  54,981
                                                -----------
                                                  3,029,171
                                                -----------

            SPAIN -- 0.0%
   251,794  Inmobiliaria Colonial S.A. (d)           18,506
                                                -----------

            SWEDEN -- 1.1%
    12,787  Castellum AB                            174,057
    11,929  Fabege AB                               139,321
    11,039  Hufvudstaden AB                         128,926
     8,968  Klovern AB                               45,336
    10,147  Kungsleden AB                            92,785
     2,783  Wihlborgs Fastigheter AB                 80,689
                                                -----------
                                                    661,114
                                                -----------

            SWITZERLAND -- 1.0%
       508  Allreal Holding AG                       74,000
     3,440  PSP Swiss Property AG (d)               275,936
     3,031  Swiss Prime Site AG (d)                 226,109
     3,272  Zueblin Immobilien Holding AG (d)        12,983
                                                -----------
                                                    589,028
                                                -----------

            UNITED KINGDOM -- 5.2%
     1,783  A.J. Mucklow Group PLC                    8,041
     9,710  Big Yellow Group PLC                     53,046
    65,771  British Land Co., PLC                   537,837
    46,226  Capital Shopping Centers Group PLC      108,610
     1,731  CLS Holdings PLC (d)                     14,425
       364  Daejan Holdings PLC                      15,011
     7,476  Derwent London PLC                      181,946
     9,094  Development Securities PLC               31,901
    23,134  Grainger PLC                             38,124
    23,244  Great Portland Estates PLC              130,752
    52,600  Hammerson PLC                           342,138
     7,960  Helical Bar PLC                          35,370
    56,785  Land Securities Group PLC               596,712
    51,414  Liberty International PLC               334,744
    40,573  London & Stamford Property PLC           82,867
    11,981  Minerva PLC (d)                          14,803
     4,652  Primary Health Properties PLC            24,297
    38,469  Quintain Estates & Development PLC (d)   25,190



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
    10,431  Safestore Holdings PLC              $    21,142
    54,582  Segro PLC                               243,721
    16,752  Shaftesbury PLC                         117,008
    11,172  St. Modwen Properties PLC                28,740
    11,833  UNITE Group PLC (d)                      35,809
    85,309  Workspace Group PLC                      31,256
                                                -----------
                                                  3,053,490
                                                -----------

            UNITED STATES -- 40.4%
     2,982  Acadia Realty Trust                      54,392
       724  Agree Realty Corp.                       18,962
       150  Alexander's, Inc.                        61,842

     4,102  Alexandria Real Estate Equities,Inc.    300,513
    12,498  AMB Property Corp.                      396,312
     4,958  American Campus Communities, Inc.       157,466
     8,686  Apartment Investment & Management
               Co., Class A                         224,446
     3,801  Ashford Hospitality Trust (d)            36,680
     3,074  Associated Estates Realty Corp.          47,001
     6,330  AvalonBay Communities, Inc.             712,441
     9,725  BioMed Realty Trust, Inc.               181,371
    10,415  Boston Properties, Inc.                 896,731
     9,995  Brandywine Realty Trust                 116,442
     4,735  BRE Properties, Inc.                    205,972
     5,105  Camden Property Trust                   275,568
     2,281  Campus Crest Communities, Inc.           31,980
     4,251  CapLease, Inc.                           24,741
    10,245  CBL & Associates Properties, Inc.       179,288
     4,729  Cedar Shopping Centers, Inc.             29,745
     3,770  Cogdell Spencer, Inc.                    21,866
     5,775  Colonial Properties Trust               104,239
     5,360  CommonWealth REIT                       136,734
     4,970  Corporate Office Properties Trust       173,701
     8,214  Corrections Corp. of America (d)        205,843
     7,645  Cousins Properties, Inc.                 63,759
    16,119  DCT Industrial Trust, Inc.               85,592
    19,042  Developers Diversified Realty Corp.     268,302
    11,470  DiamondRock Hospitality Co. (d)         137,640
     6,725  Digital Realty Trust, Inc.              346,607
     6,842  Douglas Emmett, Inc.                    113,577
    18,691  Duke Realty Corp.                       232,890
     4,431  DuPont Fabros Technology, Inc.           94,247
     1,994  EastGroup Properties, Inc.               84,386
     4,356  Education Realty Trust, Inc.             33,846
     3,457  Entertainment Properties Trust          159,886
     2,284  Equity Lifestyle Properties, Inc.       127,744
     3,477  Equity One, Inc.                         63,212
    20,954  Equity Residential                    1,088,560
     2,328  Essex Property Trust, Inc.              265,904
     6,500  Extra Space Storage, Inc.               113,100
     4,528  Federal Realty Investment Trust         352,867




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            UNITED STATES (CONTINUED)
     7,214  FelCor Lodging Trust, Inc. (d)      $    50,787
     4,704  First Industrial Realty Trust,
               Inc.(d)                               41,207
     3,712  First Potomac Realty Trust               62,436
    10,083  Forest City Enterprises, Inc.,
               Class A (d)                          168,285
     5,923  Franklin Street Properties Corp.         84,403
    34,827  General Growth Properties, Inc. (d)     539,122
     1,669  Getty Realty Corp.                       52,206
     6,322  Glimcher Realty Trust                    53,105
     2,255  Government Properties Income Trust       60,411
    24,036  HCP, Inc.                               884,284
    10,891  Health Care REIT, Inc.                  518,847
     4,790  Healthcare Realty Trust, Inc.           101,404
    12,573  Hersha Hospitality Trust                 82,982
     5,323  Highwoods Properties, Inc.              169,538
     2,787  Home Properties, Inc.                   154,651
     9,172  Hospitality Properties Trust            211,323
    49,504  Host Hotels & Resorts, Inc.             884,636
     6,473  Inland Real Estate Corp.                 56,962
     5,840  Investors Real Estate Trust              52,385
     3,887  Kilroy Realty Corp.                     141,759
    30,168  Kimco Realty Corp.                      544,231
     4,681  Kite Realty Group Trust                  25,324
     5,432  LaSalle Hotel Properties                143,405
     9,942  Lexington Realty Trust                   79,039
     8,491  Liberty Property Trust                  271,033
     1,769  LTC Properties, Inc.                     49,674
     9,668  Macerich (The) Co.                      457,973
     5,887  Mack-Cali Realty Corp.                  194,624
     8,267  Medical Properties Trust, Inc.           89,532
     2,542  Mid-America Apartment Communities,
               Inc.                                 161,392
     2,064  National Health Investors, Inc.          92,921
       760  National Healthcare Corp.                35,165
     6,193  National Retail Properties, Inc.        164,114
     9,385  Nationwide Health Properties, Inc.      341,426
     7,321  OMEGA Healthcare Investors, Inc.        164,283
     1,630  Parkway Properties, Inc.                 28,558
     4,111  Pennsylvania Real Estate
               Investment Trust                      59,733
     4,941  Piedmont Office Realty Trust,
               Inc., Class A                         99,512
     3,614  Post Properties, Inc.                   131,188
    42,299  ProLogis                                610,798
     1,360  PS Business Parks, Inc.                  75,779
     9,488  Public Storage                          962,273
     2,820  Ramco-Gershenson Properties Trust        35,109
     8,705  Realty Income Corp.                     297,711
     6,063  Regency Centers Corp.                   256,101
     1,030  Saul Centers, Inc.                       48,771
     9,439  Senior Housing Properties Trust         207,092
    21,772  Simon Property Group, Inc.            2,166,096



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            UNITED STATES (CONTINUED)
     5,785  SL Green Realty Corp.               $   390,545
     2,044  Sovran Self Storage, Inc.                75,240
    11,246  Strategic Hotels & Resorts, Inc. (d)     59,491
     1,457  Sun Communities, Inc.                    48,533
     8,773  Sunstone Hotel Investors, Inc. (d)       90,625
     2,993  Tanger Factory Outlet Centers,
               Inc.                                 153,212
     3,042  Taubman Centers, Inc.                   153,560
    13,523  UDR, Inc.                               318,061
       928  Universal Health Realty Income
               Trust                                 33,900
     1,549  Urstadt Biddle Properties, Inc.,
               Class A                               30,128
     7,129  U-Store-It Trust                         67,939
    11,634  Ventas, Inc.                            610,552
    13,524  Vornado Realty Trust                  1,126,955
     4,765  Washington Real Estate Investment
               Trust                                147,667
     8,890  Weingarten Realty Investors             211,226
     1,506  Winthrop Realty Trust, Inc.              19,262
                                                -----------
                                                 23,926,881
                                                -----------
            TOTAL COMMON STOCKS -- 99.7%         59,017,588
             (Cost $49,702,526)

            MONEY MARKET FUND -- 0.0%
    13,645  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.02% (f)                             13,645
               (Cost $13,645)                   -----------


            TOTAL INVESTMENTS -- 99.7%           59,031,233
               (Cost $49,716,171) (g)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                  187,565
                                                -----------
             NET ASSETS -- 100.0%               $59,218,798
                                                ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d)       Non-income producing security.
(e) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(f)       Represents annualized 7-day yield at December 31, 2010.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,520,157 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $205,095.

REIT - Real Estate Investment Trust


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $59,017,588      $ --           $ --
Money Market
Fund                       13,645        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $59,031,233      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.




                                            % OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------------

Real Estate Investment Trusts                68.5%
Real Estate Management &
     Development                             30.5
Commercial Services & Supplies                0.3
Hotels, Restaurants & Leisure                 0.2
Capital Markets                               0.1
Health Care Providers & Services              0.1
Money Market Fund                             0.0**
-----------------------------------------------------------
TOTAL INVESTMENTS                            99.7
NET OTHER ASSETS AND LIABILITIES              0.3
                                           -------
TOTAL                                       100.0%
                                           =======
** Amount is less than 0.05%.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)




SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (b) -- 99.8%
              AUSTRALIA -- 17.5%
     162,399  Adelaide Brighton Ltd.            $   548,135
      24,839  Australia & New Zealand Banking
                 Group Ltd.                         593,213
      50,463  Billabong International Ltd.          420,650
      12,452  Commonwealth Bank of Australia        646,601
     826,997  Commonwealth Property Office
                 Fund                               702,056
     158,894  David Jones Ltd.                      724,824
     210,783  MAp Group                             644,609
     154,419  Metcash Ltd.                          649,131
      28,055  National Australia Bank Ltd.          680,062
      15,433  Orica Ltd.                            393,043
     166,767  Stockland                             614,048
      44,298  Suncorp Group Ltd.                    390,101
     379,076  Telstra Corp. Ltd.                  1,081,734
      31,475  United Group Ltd.                     464,539
      12,583  Wesfarmers Ltd.                       411,836
      54,609  Westfield Group                       535,081
      30,271  Westpac Banking Corp.                 687,647
      11,333  WorleyParsons Ltd.                    309,953
                                                -----------
                                                 10,497,263
                                                -----------

              AUSTRIA -- 1.9%
      10,247  OMV AG                                425,857
      49,925  Telekom Austria AG                    701,844
                                                -----------
                                                  1,127,701
                                                -----------

              BELGIUM -- 3.9%
      18,105  Belgacom S.A.                         607,871
      17,559  Colruyt S.A.                          892,814
      12,788  Mobistar S.A.                         828,974
                                                -----------
                                                  2,329,659
                                                -----------

              BERMUDA -- 3.2%
     135,064  Catlin Group Ltd.                     779,134
      68,762  VTech Holdings Ltd.                   809,012
      91,715  Yue Yuen Industrial Holdings Ltd.     329,795
                                                -----------
                                                  1,917,941
                                                -----------

              CANADA -- 8.5%
      41,778  Bell Aliant Regional
                 Communications Income Fund       1,092,035
      31,041  Canadian Oil Sands Trust              825,741
      16,181  Crescent Point Energy Corp.           719,138
      13,366  Emera, Inc.                           421,426
      20,918  Manitoba Telecom Services, Inc.       599,581
      22,687  Russel Metals, Inc.                   522,511
      10,003  Telus Corp.                           457,544
      12,182  TransCanada Corp.                     465,447
                                                -----------
                                                  5,103,423
                                                -----------

              FINLAND -- 1.4%
      17,280  Fortum Oyj                            520,250



SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              FINLAND (CONTINUED)
       7,491  KCI Konecranes Oyj                $   309,218
                                                -----------
                                                    829,468
                                                -----------

              FRANCE -- 5.4%
      12,119  Bouygues S.A.                         522,361
      31,892  CNP Assurances                        575,550
      41,649  France Telecom S.A.                   867,954
       6,227  Neopost S.A.                          542,542
      26,502  Vivendi S.A.                          715,380
                                                -----------
                                                  3,223,787
                                                -----------

              GERMANY -- 3.1%
       3,717  BASF SE                               296,534
      61,036  Deutsche Telekom AG                   787,490
      11,248  RWE AG                                749,887
                                                -----------
                                                  1,833,911
                                                -----------

              HONG KONG -- 2.1%
      48,729  CLP Holdings Ltd.                     395,584
      67,249  Hongkong Electric Holdings            423,940
      85,230  Television Broadcasts Ltd.            460,537
                                                -----------
                                                  1,280,061
                                                -----------

              ITALY -- 4.4%
     432,868  Edison S.p.A                          497,463
      30,458  ENI S.p.A                             665,059
     582,080  Milano Assicurazioni S.p.A            920,183
     405,192  Telecom Italia S.p.A                  523,594
                                                -----------
                                                  2,606,299
                                                -----------

              JAPAN -- 1.8%
      15,100  Eisai Co. Ltd.                        546,791
      11,000  Ono Pharmaceutical Co., Ltd.          513,487
                                                -----------
                                                  1,060,278
                                                -----------

              JERSEY -- 0.7%
      36,961  United Business Media Ltd.            397,616
                                                -----------

              NETHERLANDS -- 1.7%
      45,118  Koninklijke (Royal) KPN N.V.          658,384
       8,050  Koninklijke Boskalis Westminster
                 N.V.                               384,035
                                                -----------
                                                  1,042,419
                                                -----------

              NEW ZEALAND -- 2.7%
      76,419  Fletcher Building Ltd.                456,119
     687,424  Telecom Corp. of New Zealand
                 Ltd.                             1,162,338
                                                -----------
                                                  1,618,457
                                                -----------

              PORTUGAL -- 1.7%
      62,861  CIMPOR Cimentos de Portugal SGPS
                 S.A.                               425,889
     179,790  EDP-Energias de Portugal S.A.         598,475
                                                -----------
                                                  1,024,364
                                                -----------




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)




SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (b) (CONTINUED)
              SINGAPORE -- 1.9%
      45,000  Keppel Corp. Ltd.                 $   396,930
     376,000  StarHub Ltd.                          770,546
                                                -----------
                                                  1,167,476
                                                -----------

              SPAIN -- 4.1%
      56,590  Banco Santander S.A.                  599,529
      40,054  Gas Natural SDG S.A.                  614,997
     213,134  Mapfre S.A.                           591,841
      27,536  Telefonica S.A.                       624,254
                                                -----------
                                                  2,430,621
                                                -----------

              SWEDEN -- 3.1%
      21,444  NCC AB, Class B                       471,244
      65,937  Peab AB                               561,268
      12,596  Svenska Handelsbanken AB              402,471
      53,381  TeliaSonera AB                        423,039
                                                -----------
                                                  1,858,022
                                                -----------

              SWITZERLAND -- 2.1%
       1,163  Swisscom AG                           511,347
       2,840  Zurich Financial Services AG          735,666
                                                -----------
                                                  1,247,013
                                                -----------

              UNITED KINGDOM -- 12.1%
      89,487  Amlin PLC                             570,490
   1,649,713  Cable & Wireless Communications PLC 1,248,216
     285,142  Hays PLC                              573,040
   2,876,272  HMV Group PLC                       1,434,997
      39,481  Jardine Lloyd Thompson Group PLC      387,177
      59,153  Provident Financial PLC               806,045
     352,753  RSA Insurance Group PLC               688,567
      22,703  Severn Trent PLC                      523,153
      53,122  Tate & Lyle PLC                       429,018
      61,963  United Utilities PLC                  571,907
                                                -----------
                                                  7,232,610
                                                -----------

              UNITED STATES -- 16.5%
      25,683  Altria Group, Inc.                    632,315
      14,743  American Electric Power Co., Inc.     530,453
      21,147  AT&T, Inc.                            621,299
      31,734  CenterPoint Energy, Inc.              498,858
      15,717  CenturyLink, Inc.                     725,654
      10,319  Consolidated Edison, Inc.             511,513
      11,032  DTE Energy Co.                        499,970
      17,846  FirstEnergy Corp.                     660,659
      11,429  Integrys Energy Group, Inc.           554,421
       6,778  Lorillard, Inc.                       556,203
      15,424  MeadWestvaco Corp.                    403,492
      11,534  Microchip Technology, Inc.            394,578
      32,834  Pepco Holdings, Inc.                  599,220
      13,160  Progress Energy, Inc.                 572,197
      37,812  R.R. Donnelley & Sons Co.             660,576
      11,747  SCANA Corp.                           476,928




SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              UNITED STATES (CONTINUED)
      12,887  Southern Co.                      $   492,670
      29,000  TECO Energy, Inc.                     516,200
                                                -----------
                                                  9,907,206
                                                -----------

              TOTAL INVESTMENTS -- 99.8%         59,735,595
               (Cost $57,728,921) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                  110,138
                                                -----------
              NET ASSETS -- 100.0%              $59,845,733
                                                ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,126,184 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,119,510.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $59,735,595      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.






                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



                                           % OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------------

Diversified Telecommunication Services   21.2%
Insurance                                 9.4
Electric Utilities                        8.7
Multi-Utilities                           7.3
Commercial Banks                          6.0
Oil, Gas & Consumable Fuels               5.2
Construction & Engineering                4.0
Food & Staples Retailing                  3.3
Real Estate Investment Trusts             3.1
Wireless Telecommunication Services       2.7
Media                                     2.6
Specialty Retail                          2.4
Construction Materials                    2.4
Tobacco                                   2.0
Pharmaceuticals                           1.8
Communications Equipment                  1.4
Consumer Finance                          1.4
Textiles, Apparel & Luxury Goods          1.2
Multiline Retail                          1.2
Chemicals                                 1.1
Commercial Services & Supplies            1.1
Transportation Infrastructure             1.1
Gas Utilities                             1.0
Professional Services                     1.0
Office Electronics                        0.9
Water Utilities                           0.9
Trading Companies & Distributors          0.9
Independent Power Producers &
     Energy Traders                       0.8
Food Products                             0.7
Paper & Forest Products                   0.7
Semiconductors & Semiconductor
     Equipment                            0.7
Industrial Conglomerates                  0.6
Energy Equipment & Services               0.5
Machinery                                 0.5
-----------------------------------------------------------
TOTAL INVESTMENTS                        99.8
NET OTHER ASSETS AND LIABILITIES          0.2
                                      --------
TOTAL                                   100.0%
                                      ========





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)



SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (b) -- 100.0%
               AUSTRALIA -- 5.5%
       26,957  AGL Energy Ltd.                  $   419,915
    4,438,820  Infigen Energy                     2,428,909
                                                -----------
                                                  2,848,824
                                                -----------

               BELGIUM -- 4.1%
    2,337,074  Hansen Transmissions
                  International (c)               2,131,569
                                                -----------

               BERMUDA -- 4.4%
   22,738,095  China WindPower Group Ltd. (c)     2,281,766
                                                -----------


               BRAZIL -- 1.1%
       42,416  Centrais Eletricas Brasileiras
                  S.A., ADR                         583,220
                                                -----------


               CANADA -- 0.8%
       13,536  Boralex, Inc. (c)                    110,406
       13,772  Brookfield Renewable Power Fund      285,745
                                                -----------
                                                    396,151
                                                -----------

               CAYMAN ISLANDS -- 0.7%
      240,090  China High Speed Transmission
                  Equipment Group Co., Ltd.         371,897
                                                -----------

               CHINA -- 6.5%
    3,278,184  China Longyuan Power Group
                  Corp., Class H (c)              2,998,648
      376,000  China Suntien Green Energy
                  Corp., Class H (c)                105,939
      172,509  Harbin Power Equipment Co. Ltd.      272,097
                                                -----------
                                                  3,376,684
                                                -----------

               DENMARK -- 8.6%
      193,501  Greentech Energy Systems A/S (c)     558,504
      123,720  Vestas Wind Systems A/S (c)        3,905,862
                                                -----------
                                                  4,464,366
                                                -----------

               FRANCE -- 3.0%
       12,027  Alstom S.A.                          575,531
       10,237  EDF Energies Nouvelles S.A.          433,102
      357,763  Theolia S.A. (c)                     559,356
                                                -----------
                                                  1,567,989
                                                -----------

               GERMANY -- 13.7%
      160,960  Conergy AG (c)                       106,901
       23,532  E. ON AG                             721,215
      207,172  Nordex AG (c)                      1,524,036
      269,625  PNE Wind AG (c)                      547,659
       17,774  Repower Systems AG                 2,749,242
       10,779  RWE AG                               718,619
        5,862  Siemens AG, ADR                      728,354
                                                -----------
                                                  7,096,026
                                                -----------



SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------------------------

               GREECE -- 0.2%
       28,383  Terna Energy S.A.                $   115,682
                                                -----------

               ITALY -- 1.1%
      266,086  ENEL Green Power SpA (c)             562,161
                                                -----------

               JAPAN -- 2.5%
          701  Japan Wind Development Co. Ltd.(c)   560,351
       43,700  Mitsui & Co. Ltd.                    721,785
                                                -----------
                                                  1,282,136
                                                -----------

               JERSEY -- 0.2%
      159,287  Renewable Energy Generation Ltd.     110,513
                                                -----------

               PORTUGAL -- 1.0%
      159,872  EDP-Energias de Portugal S.A.        532,173
                                                -----------

               SOUTH KOREA -- 0.2%
       17,661  Dongkuk Structure &
                  Construction Co., Ltd. (c)        119,670
                                                -----------

               SPAIN -- 26.6%
        5,767  Acciona S.A.                         408,444
      658,681  EDP Renovaveis S.A. (c)            3,817,433
       29,272  Endesa S.A.                          754,752
    1,027,598  Fersa Energias Renovables S.A.     1,654,692
      421,106  Gamesa Corp. Tecnologica S.A.(c)   3,214,300
    1,105,670  Iberdrola Renovables S.A.          3,924,284
                                                -----------
                                                 13,773,905
                                                -----------

               SWEDEN -- 1.2%
       20,737  SKF AB                               590,755
                                                -----------

               SWITZERLAND -- 1.2%
        6,123  BKW FMB Energie AG                   462,990
          206  Gurit Holding AG                     126,244
                                                -----------
                                                    589,234
                                                -----------

               UNITED KINGDOM -- 2.8%
       16,272  BP PLC, ADR                          718,734
       10,824  Royal Dutch Shell PLC, ADR           722,827
                                                -----------
                                                  1,441,561
                                                -----------

               UNITED STATES -- 14.6%
       49,418  AES (The) Corp. (c)                  601,911
        7,907  Allegheny Technologies, Inc.         436,308
       11,556  Alliant Energy Corp.                 424,914
        8,404  American Superconductor Corp. (c)    240,270
        1,408  Ameron International Corp.           107,529
      761,920  Broadwind Energy, Inc. (c)         1,760,035
      122,363  Capstone Turbine Corp. (c)           117,444
       32,109  Duke Energy Corp.                    571,861
       13,596  Federal Mogul Corp. (c)              280,757
       39,706  General Electric Co.                 726,223
        7,220  Kaydon Corp.                         293,998




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)




SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (b) (CONTINUED)
               UNITED STATES (CONTINUED)
       10,824  NextEra Energy, Inc.             $   562,740
       22,575  NRG Energy, Inc. (c)                 441,116
       12,810  Otter Tail Corp.                     288,738
       11,348  Trinity Industries, Inc.             301,970
        7,387  Woodward Governor Co.                277,456
       11,383  Zoltek Cos., Inc. (c)                131,474
                                                -----------
                                                  7,564,744
                                                -----------

               TOTAL COMMON STOCKS -- 100.0%     51,801,026
                (Cost $80,451,649)


               WARRANT -- 0.0%
               UNITED STATES -- 0.0%
          959  GreenHunter Energy, Inc.
                  expiring 09/15/11 @ $0 (c)(d)           0
               (Cost $0)                        -----------


               TOTAL INVESTMENTS -- 100.0%       51,801,026
                (Cost $80,451,649) (e)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                  (4,738)
                                                -----------
               NET ASSETS -- 100.0%             $51,796,288
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)      Non-income producing security.
(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
         As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,672,559 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,323,182.

ADR - American Depositary Receipt.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*        $51,801,026      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.



                                        % OF
INDUSTRY                              NET ASSETS
-----------------------------------------------------------
Independent Power Producers &         38.4%
     Energy Traders
Electrical Equipment                  29.0
Electric Utilities                    10.5
Machinery                              6.4
Oil, Gas & Consumable Fuels            6.2
Multi-Utilities                        3.0
Industrial Conglomerates               2.8
Trading Companies & Distributors       1.4
Metals & Mining                        0.8
Auto Components                        0.6
Chemicals                              0.5
Building Products                      0.2
Construction & Engineering             0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                    100.0
NET OTHER ASSETS AND LIABILITIES      (0.0)**
TOTAL                                100.0%
                                    =======

** Amount is less than 0.05%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)


SHARES         DESCRIPTION                           VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) -- 99.9%
            AUSTRALIA -- 3.0%
    31,959  Leighton Holdings Ltd.              $ 1,006,125
    52,873  NRW Holdings Ltd.                       116,809
                                                -----------
                                                  1,122,934
                                                -----------

            CANADA -- 3.8%
    18,192  Aecon Group, Inc.                       187,171
    16,071  SNC-Lavalin Group, Inc.                 966,070
    10,439  Stantec, Inc. (c)                       291,133
                                                -----------
                                                  1,444,374
                                                -----------

            CAYMAN ISLANDS -- 1.4%
   567,960  China State Construction
               International Holdings Ltd.          536,335
                                                -----------

            CHINA -- 3.9%
   925,503  China Communications Construction
               Co., Ltd.                            809,672
   926,621  China Railway Group Ltd.                668,787
                                                -----------
                                                  1,478,459
                                                -----------

            EGYPT -- 2.0%
    15,683  Orascom Construction Industries,
              GDR                                  768,310
                                                -----------

            FINLAND -- 1.5%
    22,823  YIT Oyj                                 568,799
                                                -----------

            FRANCE -- 7.5%
    25,991  Bouygues S.A.                         1,120,281
    13,124  Eiffage S.A.                            578,832
    21,278  Vinci S.A.                            1,156,694
                                                -----------
                                                  2,855,807
                                                -----------

            GERMANY -- 2.7%
    11,950  Hochtief AG                           1,014,663
                                                -----------

            ITALY -- 2.8%
    11,884  Astaldi S.p.A                            78,173
   138,481  Impregilo S.p.A (c)                     391,851
    79,951  Marie Tecnimont S.p.A                   351,768
    15,555  Trevi Finanziaria S.p.A                 224,076
                                                -----------
                                                  1,045,868
                                                -----------
            JAPAN -- 15.7%
    66,000  Chiyoda Corp.                           656,830
    40,500  COMSYS Holdings Corp.                   431,987
    46,000  JGC Corp.                             1,001,133
   217,000  Kajima Corp.                            577,313
    36,000  Kandenko Co., Ltd.                      241,655
    41,000  Kinden Corp.                            378,741
    13,700  Kyowa Exeo Corp.                        141,235
    17,000  Maeda Corp.                              53,393
   152,000  Obayashi Corp.                          700,185
   141,000  Shimizu Corp.                           602,624
     4,400  SHO-BOND Holdings Co., Ltd.              92,834
   211,000  Taisei Corp.                            493,780




SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            JAPAN (CONTINUED)
    41,000  Toda Corp.                          $   152,506
    19,000  Toshiba Plant Systems & Services
               Corp.                                272,866
    42,000  Toyo Engineering Corp.                  162,951
                                                -----------
                                                  5,960,033
                                                -----------

            NETHERLANDS -- 8.2%
    12,061  Arcadis N.V.                            280,681
    22,867  Chicago Bridge & Iron Co. N.V. (c)      752,324
    17,905  Imtech N.V.                             679,277
    76,273  Koninklijke BAM Groep N.V.              468,546
    18,917  Koninklijke Boskalis Westminster
               N.V.                                 902,459
                                                -----------
                                                  3,083,287
                                                -----------

            NORWAY -- 2.5%
    56,370  Aker Solutions ASA                      958,813
                                                -----------

            PANAMA -- 2.7%
    49,599  McDermott International, Inc. (c)     1,026,203
                                                -----------

            PORTUGAL -- 0.1%
    14,353  Mota-Engil SGPS S.A.                     33,431
                                                -----------

            SPAIN -- 8.2%
    22,755  ACS Actividades de Construccion y
               Servicios S.A.                     1,066,550
    24,180  Obrascon Huarte Lain S.A.               732,673
    76,492  Sacyr Vallehermoso S.A. (c)             485,531
    13,138  Tecnicas Reunidas S.A.                  835,949
                                                -----------
                                                  3,120,703
                                                -----------

            SWEDEN -- 5.4%
    21,574  NCC AB, Class B                         474,101
    55,557  Peab AB                                 472,912
    55,109  Skanska AB                            1,092,241
                                                -----------
                                                  2,039,254
                                                -----------

            SWITZERLAND -- 2.7%
    29,112  Foster Wheeler AG (c)                 1,004,946
                                                -----------


            UNITED KINGDOM -- 4.7%
    50,273  AMEC PLC                                901,371
   135,423  Balfour Beatty PLC                      660,647
    18,935  WS Atkins PLC                           206,797
                                                -----------
                                                  1,768,815
                                                -----------

            UNITED STATES -- 21.1%
    27,151  Aecom Technology Corp. (c)              759,414
    17,632  EMCOR Group, Inc. (c)                   510,975
    17,921  Fluor Corp.                           1,187,446
    12,152  Granite Construction, Inc.              333,329
    11,431  Insituform Technologies, Inc.,
               Class A (c)                          303,036
    24,373  Jacobs Engineering Group, Inc. (c)    1,117,502
    31,670  KBR, Inc.                               964,985
    46,172  Quanta Services, Inc. (c)               919,746




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            UNITED STATES (CONTINUED)
    22,515  Shaw Group (The), Inc. (c)          $   770,688
    15,234  Tutor Perini Corp.                      326,160
    19,231  URS Corp. (c)                           800,202
                                                -----------
                                                  7,993,483
                                                -----------

            TOTAL INVESTMENTS -- 99.9%           37,824,517
             (Cost $32,126,856) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     50,844
                                                -----------
             NET ASSETS -- 100.0%               $37,875,361
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)       Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,269,505 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $571,844.

GDR - Global Depositary Receipt.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $37,824,517      $ --           $ --
                    ==========================================


* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------------
Construction & Engineering                 88.7%
Energy Equipment & Services                 9.9
Professional Services                       1.3
-----------------------------------------------------------
TOTAL INVESTMENTS                          99.9
NET OTHER ASSETS AND LIABILITIES            0.1
                                         -------
TOTAL                                     100.0%
                                         =======







                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS (b) -- 100.0%
            CANADA -- 0.7%
    11,742  RuggedCom, Inc. (c)                 $   212,568
                                                -----------

            CAYMAN ISLANDS -- 2.1%
   897,144  Wasion Group Holdings Ltd.              593,264
                                                -----------

            FRANCE -- 7.7%
    14,782  Schneider Electric S.A.               2,212,372
                                                -----------

            GERMANY -- 9.4%
     4,703  Siemens AG                              582,588
    22,517  SMA Solar Technology AG               2,091,232
                                                -----------
                                                  2,673,820
                                                -----------


            IRELAND -- 2.1%
    10,082  Cooper Industries PLC                   587,680
                                                -----------

            ITALY -- 4.1%
    67,872  Prysmian S.p.A                        1,156,399
                                                -----------

            JAPAN -- 7.9%
   139,000  NGK Insulators Ltd.                   2,268,444
                                                -----------

            SPAIN -- 8.7%
    48,450  Red Electrica Corp. S.A.              2,278,994
     7,990  Telvent GIT S.A. (c)                    211,096
                                                -----------
                                                  2,490,090
                                                -----------

            SWITZERLAND -- 2.1%
    27,505  ABB Ltd.                                612,758
                                                -----------

            UNITED KINGDOM -- 2.0%
    65,902  National Grid PLC                       568,191
                                                -----------

            UNITED STATES -- 52.6%
    10,247  Advanced Energy Industries, Inc. (c)    139,769
    34,189  American Superconductor Corp. (c)       977,464
    12,001  AZZ, Inc.                               480,160
    24,405  Comverge, Inc. (c)                      168,639
     5,921  Digi International, Inc. (c)             65,723
    39,993  Echelon Corp. (c)                       407,529
    23,780  EnerNOC, Inc. (c)                       568,580
    25,578  ESCO Technologies, Inc.                 967,872
    33,147  General Cable Corp. (c)               1,163,128
    33,186  General Electric Co.                    606,972
     9,528  Hubbell, Inc., Class B                  572,919
    18,840  ITC Holdings Corp.                    1,167,703
    20,863  Itron, Inc. (c)                       1,156,853
    18,017  MasTec, Inc. (c)                        262,868
    19,284  MYR Group, Inc. (c)                     404,964
    32,385  Pike Electric Corp. (c)                 277,863
   102,667  Power-One, Inc. (c)                   1,047,203
    17,627  PowerSecure International, Inc. (c)     137,138
   115,820  Quanta Services, Inc. (c)             2,307,134
   111,571  Satcon Technology Corp. (c)             502,069
    11,740  Thomas & Betts Corp. (c)                567,042
     6,240  Valmont Industries, Inc.                553,675




SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------------------------

            UNITED STATES (CONTINUED)
    10,056  WESCO International, Inc. (c)       $   530,957
                                                -----------
                                                 15,034,224
                                                -----------

            VIRGIN ISLANDS (US) -- 0.6%
    15,864  Jinpan International Ltd.               167,048
                                                -----------

            TOTAL INVESTMENTS -- 100.0%          28,576,858
             (Cost $27,594,677) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      7,020
                                                -----------
            NET ASSETS -- 100.0%                $28,583,878
                                                ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)       Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,099,118 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,116,937.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $28,576,858      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.







                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)


                                            % OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------------
Electrical Equipment                          32.0%
Machinery                                     13.2
Electric Utilities                            12.1
Electronic Equipment, Instruments
     & Components                             11.8
Construction & Engineering                    11.4
Semiconductors & Semiconductor
     Equipment                                 7.8
Industrial Conglomerates                       4.2
Commercial Services & Supplies                 2.0
Multi-Utilities                                2.0
Trading Companies & Distributors               1.9
Communications Equipment                       0.9
IT Services                                    0.7
-----------------------------------------------------------
TOTAL INVESTMENTS                            100.0
NET OTHER ASSETS AND LIABILITIES               0.0**
                                            --------
TOTAL                                        100.0%
                                            ========


** Amount is less than 0.05%.









                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (b) -- 99.4%
              BERMUDA -- 3.2%
   2,044,294  Katanga Mining Ltd. (c)           $ 2,940,099
                                                -----------

              CANADA -- 40.5%
     444,723  Anvil Mining Ltd. (c)               2,697,053
     238,502  Capstone Mining Corp. (c)           1,077,013
     199,466  Copper Mountain Mining Corp. (c)    1,301,955
     632,674  Equinox Minerals Ltd. (c)           3,887,799
      31,967  First Quantum Minerals Ltd.         3,472,228
     134,194  HudBay Minerals, Inc.               2,425,290
      99,410  Imperial Metals Corp. (c)           2,633,470
      48,588  Inmet Mining Corp.                  3,775,429
     209,153  Ivanhoe Mines Ltd. (c)              4,838,096
     355,032  Lundin Mining Corp. (c)             2,592,308
     298,125  Mercator Minerals Ltd. (c)          1,190,341
     119,378  New Gold, Inc. (c)                  1,162,204
      81,877  Morthern Dynasty Minerals Ltd. (c)  1,170,022
     167,433  Quadra Mining Ltd. (c)              2,820,580
     512,183  Taseko Mines Ltd. (c)               2,688,961
                                                -----------
                                                 37,732,749
                                                -----------

              PERU -- 5.8%
     100,637  Sociedad Minera Cerro Verde
                 S.A.A.                           5,444,462
                                                -----------

              POLAND -- 4.5%
      71,801  KGHM Polska Miedz S.A.              4,195,910
                                                -----------

              RUSSIA -- 4.2%
     165,065  MMC Norilsk Nickel, ADR             3,907,089
                                                -----------

              SOUTH AFRICA -- 2.6%
   1,524,086  Metorex Ltd. (c)                    1,212,328
      67,086  Palabora Mining Co., Ltd.           1,160,957
                                                -----------
                                                  2,373,285
                                                -----------

              TURKEY -- 1.7%
     611,361  Park Elektrik Madencilik Tekstil
                 Sanayi ve Ticaret A.S. (c)       1,556,120
                                                -----------

              UNITED KINGDOM -- 25.4%
     212,307  Antofagasta PLC                     5,335,810
     155,900  Kazakhmys PLC                       3,923,021
      71,430  Rio Tinto PLC, ADR                  5,118,674
     104,778  Vedanta Resources PLC               4,111,728
     220,558  Xstrata PLC                         5,176,958
                                                -----------
                                                 23,666,191
                                                -----------
              UNITED STATES -- 11.5%
      44,867  Freeport-McMoRan Copper & Gold,
                 Inc.                             5,388,078



SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              UNITED STATES (CONTINUED)
     108,807  Southern Copper Corp.             $ 5,303,253
                                                -----------
                                                 10,691,331
                                                -----------
              TOTAL COMMON STOCKS -- 99.4%       92,507,236
              (Cost $79,514,413)

              RIGHTS -- 0.3%
              CANADA -- 0.3%
     209,153  Ivanhoe Mines Ltd., expiring
                 1/26/11 (c)                        281,872
              (Cost $0)                         -----------


              TOTAL INVESTMENTS -- 99.7%         92,789,108
               (Cost $79,514,413) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                  320,154
                                                -----------
              NET ASSETS -- 100.0%              $93,109,262
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)      Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
         As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,475,119 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $200,424.

ADR - American Depositary Receipt.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $92,507,236      $ --           $ --
Rights*                   281,872        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $92,789,108      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.






                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)



                                            % OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------------
Metals & Mining                             99.4%
Rights                                       0.3
-----------------------------------------------------------
TOTAL INVESTMENTS                           99.7
NET OTHER ASSETS AND LIABILITIES             0.3
                                          -------
TOTAL                                      100.0%
                                          =======




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)




SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (b) -- 99.4%
              AUSTRALIA -- 3.3%
     820,830  Platinum Australia Ltd. (c)       $   533,110
     639,868  Sylvania Resources Ltd. (c)           518,758
                                                -----------
                                                  1,051,868
                                                -----------


              BERMUDA -- 9.3%
     368,836  Aquarius Platinum Ltd.              2,024,170
   1,924,721  Nkwe Platinum Ltd. (c)                885,870
                                                -----------
                                                  2,910,040
                                                -----------

              CANADA -- 26.4%
     823,274  Anooraq Resources Corp. (c)         1,341,937
     783,090  Eastern Platinum Ltd. (c)           1,394,015
     111,858  Gold Wheaton Gold Corp. (c)           578,246
     550,490  Noront Resources Ltd. (c)             542,573
     214,178  North American Palladium Ltd.(c)    1,486,395
     491,509  Platinum Group Metals Ltd. (c)      1,314,909
   1,237,423  Platmin Ltd. (c)                    1,107,620
     220,887  PolyMet Mining Corp. (c)              527,920
                                                -----------
                                                  8,293,615
                                                -----------

              CHINA -- 1.5%
     762,360  Xinjiang Xinxin Mining Industry
                 Co., Ltd., Class H                 481,575
                                                -----------


              HONG KONG -- 3.4%
   1,550,580  Minmetals Resources Ltd. (c)        1,075,240
                                                -----------

              JAPAN -- 2.4%
      12,900  Furuya Metal Co., Ltd.                742,795
                                                -----------

              RUSSIA -- 6.7%
      88,920  MMC Norilsk Nickel, ADR             2,104,736
                                                -----------

              SOUTH AFRICA -- 23.7%
      42,246  African Rainbow Minerals Ltd.       1,347,383
      20,361  Anglo Platinum Ltd. (c)             2,145,454
      63,983  Impala Platinum Holdings Ltd.       2,262,691
     196,372  Northam Platinum Ltd.               1,350,384
     911,810  Wesizwe Platinum Ltd. (c)             332,197
                                                -----------
                                                  7,438,109
                                                -----------

              UNITED KINGDOM -- 18.2%
      66,337  Johnson Matthey PLC                 2,107,808
      69,159  Lonmin PLC (c)                      2,119,841
      63,549  Xstrata PLC                         1,491,628
                                                -----------
                                                  5,719,277
                                                -----------
              UNITED STATES -- 4.5%
      66,057  Stillwater Mining Co. (c)           1,410,317
                                                -----------

              TOTAL INVESTMENTS -- 99.4%         31,227,572
               (Cost $27,926,244) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.6%                  176,230
                                                -----------
              NET ASSETS -- 100.0%              $31,403,802
                                                ===========



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)    Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,728,235 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $426,907.

ADR - American Depositary Receipt.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1          LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $31,227,572      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.



                                            % OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------------
Metals & Mining                             90.3%
Chemicals                                    6.7
Semiconductors & Semiconductor
     Equipment                               2.4
-----------------------------------------------------------
TOTAL INVESTMENTS                           99.4
NET OTHER ASSETS AND LIABILITIES             0.6
                                          -------
TOTAL                                      100.0%
                                          =======





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2010 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (b) -- 99.4%
              BERMUDA -- 0.9%
   5,060,426  GOME Electrical Appliances
                 Holdings Ltd. (c)             $  1,822,920
                                               ------------

              BRAZIL -- 24.5%
     100,475  Banco Bradesco S.A., ADR            2,038,638
     108,389  Banco do Brasil S.A.,               2,051,556
     144,913  Banco Santander Brasil S.A.,
                 ADR                              1,970,817
     266,441  BM&F BOVESPA S.A.                   2,107,452
     127,676  BRF- Brasil Foods S.A.              2,102,808
     238,505  Cielo S.A.                          1,932,465
      50,134  Companhia Brasileira de
                 Distribuicao Grupo Pao de
                 Acucar                           2,092,944
      68,865  Companhia de Bebidas das
                 Americas, ADR                    2,136,881
      76,084  Companhia de Concessoes
                 Rodoviarias                      2,149,602
     118,236  Companhia Energetica de Minas
                 Gerais, ADR                      1,961,535
     118,309  Companhia Siderurgica Nacional
                 S.A., ADR                        1,972,211
     160,223  Cyrela Brazil Realty S.A.
                 Empreendimentos e
                 Participacoes                    2,108,959
     116,330  Fibria Celulose S.A., ADR (c)       1,861,280
     143,737  Gerdau S.A., ADR                    2,010,881
     130,619  Hypermarcas S.A. (c)                1,772,799
      85,171  Itau Unibanco Holding S.A., ADR     2,044,956
      73,489  Natura Cosmeticos S.A.              2,111,259
     171,042  OGX Petroleo e Gas
                 Participacoes S.A. (c)           2,060,747
     348,317  PDG Realty SA Empreendimentos e
                 Participacoes                    2,131,868
      57,922  Petroleo Brasileiro S.A., ADR
                 (c)                              2,191,768
     154,520  Redecard S.A.                       1,959,425
     174,430  Usinas Siderurgicas de Minas
                 Gerais S.A.                      2,013,300
      57,394  Vale S.A., ADR (c)                  1,984,111
      64,506  Vivo Participacoes S.A., ADR        2,102,251
                                               ------------
                                                 48,870,513
                                               ------------

              CAYMAN ISLANDS -- 2.7%
      18,056  Baidu, Inc., ADR (c)                1,742,945
      43,104  Ctrip.com International Ltd.,
                 ADR (c)                          1,743,557
      83,047  Tencent Holdings Ltd.               1,804,580
                                               ------------
                                                  5,291,082
                                               ------------



SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              CHINA -- 19.7%
   3,726,900  Agricultural Bank of China
                 Ltd., Class H (c)             $  1,869,971
   2,153,314  Aluminum Corp. of China Ltd.,
                 Class H (c)                      1,964,157
   3,681,477  Bank of China Ltd., Class H         1,941,907
   1,886,540  Bank of Communications Co.
                 Ltd., Class H                    1,900,423
     347,011  BYD Co., Ltd., Class H              1,823,718
   2,949,544  China CITIC Bank Corp. Ltd.,
                 Class H                          1,912,529
   1,315,938  China Coal Energy Co., Class H      2,055,307
   2,167,964  China Construction Bank Corp.,
                 Class H                          1,944,050
     459,317  China Life Insurance Co., Ltd.,
                 Class H                          1,876,198
     745,506  China Merchants Bank Co., Ltd.,
                 Class H                          1,881,796
     507,704  China Pacific Insurance Group
                 Co. Ltd., Class H                2,109,772
   2,106,623  China Petroleum & Chemical
                 Corp., Class H                   2,016,426
     499,484  China Shenhua Energy Co., Ltd.,
                 Class H                          2,094,892
   3,860,761  China Telecom Corp., Ltd.,
                 Class H                          2,021,575
   1,039,927  Dongfeng Motor Group Co., Ltd.,
                 Class H                          1,792,793
   2,594,967  Industrial & Commercial Bank of
                 China, Class H                   1,933,005
     622,714  Jiangxi Copper Co., Ltd., Class
                 H                                2,046,926
   1,539,146  PetroChina Co., Ltd., Class H       2,011,852
     170,607  Ping An Insurance (Group) Co.
                 of China Ltd., Class H           1,907,388
     681,742  Yanzhou Coal Mining Co., Ltd.,
                 Class H                          2,083,081
                                               ------------
                                                 39,187,766
                                               ------------

              HONG KONG -- 1.0%
   1,380,314  China Unicom Hong Kong Ltd.         1,974,718
                                               ------------

              INDIA -- 23.4%
     127,347  Axis Bank Ltd., GDR                 3,885,357
      92,458  Dr. Reddy's Laboratories Ltd.,
                 ADR                              3,417,248
      22,400  HDFC Bank Ltd., ADR                 3,743,264
      76,381  ICICI Bank Ltd., ADR                3,867,934
      53,605  Infosys Technologies Ltd., ADR      4,078,268
      86,819  Larsen & Toubro Ltd., GDR           3,846,950
     214,618  Mahindra & Mahindra Ltd., GDR       3,772,985
      83,152  Reliance Industries Ltd., GDR       3,951,383





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (b) (CONTINUED)
              INDIA (CONTINUED)
      30,952  State Bank of India, GDR         $  4,008,284
     253,226  Sterlite Industries (India)
                 Ltd., ADR                        4,188,358
     131,783  Tata Motors Ltd., ADR               3,866,513
     255,645  Wipro Ltd., ADR                     3,954,828
                                               ------------
                                                 46,581,372
                                               ------------

              MAURITIUS -- 2.0%
     149,429  Makemytrip Ltd. (c)                 4,039,066
                                               ------------

              SOUTH KOREA -- 25.2%
      26,979  Doosan Heavy Industries And
                 Construction Co., Ltd.           2,039,650
      53,761  Hana Financial Group, Inc.          2,051,151
       8,511  Honam Petrochemical Corp.           2,017,322
      90,860  Hynix Semiconductor, Inc. (c)       1,921,438
      33,270  Hyundai Engineering &
                 Construction Co., Ltd.           2,119,500
       5,904  Hyundai Heavy Industries Co.,
                 Ltd.                             2,304,584
       7,383  Hyundai Mobis (c)                   1,850,792
      12,575  Hyundai Motor Co. (c)               1,922,427
      19,440  Hyundai Steel Co. (c)               2,132,593
      39,189  KB Financial Group, Inc. (c)        2,071,848
      43,546  Kia Motors Corp.                    1,941,517
       5,896  LG Chem Ltd.                        2,031,312
      25,323  LG Corp. (c)                        1,947,923
      54,090  LG Display Co., Ltd.                1,896,891
      19,440  LG Electronics, Inc.                2,021,253
       6,574  OCI Co., Ltd. (c)                   1,911,552
       4,762  POSCO                               2,043,435
      27,178  Samsung C&T Corp.                   1,889,457
      17,322  Samsung Electro-Mechanics Co.,
                 Ltd.                             1,892,614
       2,423  Samsung Electronics Co., Ltd.       2,026,105
      22,259  Samsung Life Insurance Co.,
                 Ltd.                             2,010,351
      12,435  Samsung SDI Co., Ltd.               1,840,761
      46,240  Shinhan Financial Group Co.,
                 Ltd. (c)                         2,155,341
      13,017  SK Innovation Co., Ltd.             2,225,128
     147,890  Woori Finance Holdings Co.,
                 Ltd. (c)                         2,019,821
                                                -----------
                                                 50,284,766
                                               ------------

              TOTAL INVESTMENTS -- 99.4%        198,052,203
               (Cost $194,394,890) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.6%                1,238,513
                                               ------------
              NET ASSETS -- 100.0%             $199,290,716
                                               ============


================================================================================

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)       Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,660,633 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,003,320.

ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1           LEVEL 2        LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*       $198,052,203      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

DECEMBER 31, 2010 (UNAUDITED)


                                        % OF
INDUSTRY                              NET ASSETS
-----------------------------------------------------------
Commercial Banks                       22.7%
Oil, Gas & Consumable Fuels            10.4
Metals & Mining                        10.2
IT Services                             6.0
Automobiles                             5.6
Construction & Engineering              4.0
Insurance                               4.0
Household Durables                      3.1
Machinery                               3.1
Chemicals                               3.0
Electronic Equipment, Instruments
     & Components                       2.8
Diversified Telecommunication
     Services                           2.0
Internet & Catalog Retail               2.0
Semiconductors & Semiconductor
     Equipment                          2.0
Personal Products                       1.9
Internet Software & Services            1.8
Pharmaceuticals                         1.7
Beverages                               1.1
Diversified Financial Services          1.1
Food & Staples Retailing                1.1
Food Products                           1.1
Transportation Infrastructure           1.1
Wireless Telecommunication
     Services                           1.1
Electric Utilities                      1.0
Industrial Conglomerates                1.0
Auto Components                         0.9
Hotels, Restaurants & Leisure           0.9
Paper & Forest Products                 0.9
Specialty Retail                        0.9
Trading Companies & Distributors        0.9
-----------------------------------------------------------
TOTAL INVESTMENTS                      99.4
NET OTHER ASSETS AND LIABILITIES        0.6
                                     -------
TOTAL                                 100.0%
                                     =======








                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine exchange-traded funds (each a "Fund" and collectively, the "Funds"):

   First Trust STOXX(R) European Select Dividend Index Fund -
   (NYSE Arca, Inc. ticker "FDD")

   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca, Inc. ticker "FFR")

   First Trust Dow Jones Global Select Dividend Index Fund -
   (NYSE Arca, Inc. ticker "FGD")

   First Trust ISE Global Wind Energy Index Fund -
   (NYSE Arca, Inc. ticker "FAN")

   First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca, Inc. ticker "FLM")

   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ ticker "GRID")

   First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")

   First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")

   First Trust BICK Index Fund - (NASDAQ ticker "BICK")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ(R) or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the Fund might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to

FIRST TRUST EXCHANGE -TRADED FUND II

DECEMBER 31, 2010 (UNAUDITED)



calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase shares of a Fund, the value of the Fund's securities may change on days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o  Quoted prices for similar securities in active markets.

          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of December 31, 2010 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2010 (UNAUDITED)


                             ADDITIONAL INFORMATION

"STOXX" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust STOXX(R) European Select Dividend Index Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX and STOXX makes no representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend IndexSM are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

International Securities Exchange, LLC(R), ISE, the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and ConstructionTM Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index and the ISE BICK(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund II
              -------------------------------------------

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: February 23, 2011
      ---------------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: February 23, 2011
      ---------------------------------------------------



By: /s/ Mark R. Bradley
    -----------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: February 23, 2011
      ---------------------------------------------------